Discontinued Operation - Brake - Summary of Net Sales, Income (Loss) Before Income Tax Benefit (Provision), Income Tax Benefit (Provision), Loss from Discontinued Operations, Net of Tax, Net Income Attributable to Noncontrolling Interest, Net of Tax and Loss Attributable to the Discontinued Operations (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of tax		$ (10)	$ (1)	$ (57)	$ (124)	$ (113)	$ 1
Brake North America and Asia group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		159		480	582	637	632
Income (loss) before income tax benefit (provision)		(19)	1	(91)	(91)	(174)	(2)
Income tax benefit (provision)		9	(2)	34	(33)	61	3
Income (loss) from discontinued operations, net of tax		(10)	(1)	(57)	(124)	(113)	1
Less: net income attributable to noncontrolling interest, net of tax		1		1	1	1	6
Loss attributable to the discontinued operations		$ (11)	$ (1)	$ (58)	$ (125)	$ (114)	$ (5)